Financial Instruments - Percentage of Revenue Generated from Top Customer and Top Five Customers (Detail)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Top customer [member]
Disclosure of major customers [line items]
Percentage of revenue generated from customers	6.90%	6.80%	9.00%
Top five customers [Member]
Disclosure of major customers [line items]
Percentage of revenue generated from customers	27.10%	29.40%	32.10%